UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
June 30, 2018
unaudited
Common stocks 90.75% Consumer discretionary 16.79%	Shares	Value (000)
Seria Co., Ltd.[1]	4,861,403	$233,597
Dollarama Inc.	6,015,000	233,160
Domino’s Pizza, Inc.	791,161	223,242
GVC Holdings PLC	15,261,694	211,688
Ocado Group PLC[2]	14,078,000	190,904
Planet Fitness, Inc., Class A2	4,148,011	182,264
Melco International Development Ltd.	52,735,000	162,327
Lions Gate Entertainment Corp., Class A	3,263,197	80,993
Lions Gate Entertainment Corp., Class B	3,189,320	74,821
At Home Group Inc.[1,2]	3,878,873	151,858
TopBuild Corp.[2]	1,745,000	136,703
Entertainment One Ltd.[1]	27,650,631	134,217
MakeMyTrip Ltd., non-registered shares[1,2]	3,592,051	129,852
MakeMyTrip Ltd., non-registered shares[1,2,3]	92,000	3,326
Hilton Grand Vacations Inc.[2]	3,741,915	129,844
Evolution Gaming Group AB1	2,077,328	129,184
Five Below, Inc.[2]	1,264,402	123,545
ASOS PLC[2]	1,491,741	120,132
zooplus AG, non-registered shares[1,2]	560,634	104,753
Strayer Education, Inc.[1]	869,975	98,316
Paddy Power Betfair PLC	886,052	98,300
Moncler SpA	2,120,000	96,554
Nien Made Enterprise Co., Ltd.	11,148,000	95,251
Cedar Fair, LP	1,496,000	94,263
Domino’s Pizza Group PLC	20,177,815	92,378
Pool Corp.	594,000	89,991
Gentex Corp.	3,909,134	89,988
Tailored Brands, Inc.[1]	3,488,850	89,035
Casio Computer Co., Ltd.	5,139,500	83,651
Jumbo SA	5,028,161	82,911
Cairn Homes PLC[1,2]	39,415,000	81,747
Endurance Technologies Ltd.	4,213,890	76,830
Ace Hardware Indonesia Tbk PT	855,750,000	75,841
Sleep Country Canada Holdings Inc.[1]	3,011,968	74,620
POYA International Co., Ltd.[1]	6,803,267	73,191
Caesars Entertainment Corp.[2]	6,811,460	72,883
Belmond Ltd., Class A2	6,498,000	72,453
Brunello Cucinelli SPA	1,608,281	71,839
Grand Canyon Education, Inc.[2]	635,400	70,917
Delta Corp Ltd.[1]	21,407,238	67,816
Countryside Properties PLC	14,524,434	65,940
Maisons du Monde SA	1,750,914	64,490
Ollie’s Bargain Outlet Holdings, Inc.[2]	815,000	59,088
KB Home	2,117,000	57,667
Lennar Corp., Class A	1,058,458	55,569
Lennar Corp., Class B	21,169	904
Spin Master Corp., subordinate voting shares[2]	1,259,000	55,823
SMALLCAP World Fund — Page 1 of 23

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Signet Jewelers Ltd.	1,000,000	$55,750
Adtalem Global Education Inc.[2]	1,157,000	55,652
Dine Brands Global, Inc.	741,200	55,442
Cie. Plastic Omnium SA	1,295,995	54,802
Ted Baker PLC	1,789,017	50,857
Lands’ End, Inc.[1,2]	1,761,232	49,138
World Wrestling Entertainment, Inc., Class A	672,000	48,935
Kyoritsu Maintenance Co., Ltd.	886,900	48,705
Canada Goose Holdings Inc., subordinate voting (CAD denominated)[2]	828,000	48,698
AA PLC	27,840,061	45,615
Eros International PLC, Class A2	3,282,638	42,674
Eros International PLC, Class A2,4	216,500	2,815
Man Wah Holdings Ltd.	56,100,400	44,047
Taiwan Paiho Ltd.[1]	20,561,000	43,296
Cavco Industries, Inc.[2]	204,000	42,361
Texas Roadhouse, Inc.	637,440	41,759
Page Industries Ltd.	102,500	41,611
Vivo Energy Plc[2]	21,209,979	41,450
ServiceMaster Global Holdings, Inc.[2]	647,000	38,477
Samsonite International SA	10,675,500	37,759
Greene King PLC	4,696,350	35,676
Six Flags Entertainment Corp.	500,000	35,025
Toll Brothers, Inc.	935,000	34,586
Hyundai Wia Corp.	928,073	33,934
Zhongsheng Group Holdings Ltd.	11,153,500	33,479
Kindred Group PLC (SDR)	2,635,000	33,185
Despegar.com, Corp.[2]	1,571,125	32,946
Vail Resorts, Inc.	116,753	32,013
Hostelworld Group PLC[1]	7,645,662	31,785
Aritzia Inc., subordinate voting shares[2]	2,677,072	31,767
ElringKlinger AG	2,436,200	31,266
Beauty Community PCL, foreign registered	83,835,000	30,872
Tele Columbus AG2	4,429,000	30,775
Chow Sang Sang Holdings International Ltd.	15,940,000	30,719
Inchcape PLC	2,951,460	30,402
Momo.com Inc.	4,244,000	30,067
JINS Inc.	522,500	29,873
Daily Mail and General Trust PLC, Class A, nonvoting	2,971,000	29,035
Century Communities, Inc.[2]	911,000	28,742
Chegg, Inc.[2]	1,000,000	27,790
Nifco Inc.	893,200	27,672
M.D.C. Holdings, Inc.	895,860	27,566
Glenveagh Properties PLC[2]	20,115,000	27,014
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	2,250,000	26,240
Tile Shop Holdings, Inc.[1]	3,158,000	24,317
Dalata Hotel Group PLC[2]	2,929,000	23,875
Cox & Kings Ltd.	7,500,000	22,927
Capella Education Co.	227,423	22,447
Melco Resorts & Entertainment Ltd. (ADR)	800,000	22,400
Ctrip.com International, Ltd. (ADR)[2]	464,000	22,100
Suprajit Engineering Ltd.	6,075,000	21,666
Greggs PLC	1,647,800	21,649
Shop Apotheke Europe NV, non-registered shares[2]	410,523	21,286
Elang Mahkota Teknologi Tbk PT	34,046,900	21,264
TAKKT AG	1,122,278	20,524
SMALLCAP World Fund — Page 2 of 23

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Nokian Renkaat Oyj	515,000	$20,352
D.R. Horton, Inc.	490,000	20,090
TVS Motor Co Ltd.	2,487,714	20,073
Cuckoo Homesys Co., Ltd.[2]	99,789	19,877
Cuckoo Holdings Co., Ltd.	118,210	18,827
HUGO BOSS AG	195,848	17,785
Cyrela Brazil Realty SA, ordinary nominative	5,736,900	16,282
Crompton Greaves Consumer Electricals Ltd.	4,309,650	14,228
JPJ Group PLC[2]	1,115,000	14,141
NAN LIU Enterprise Co., Ltd.	2,325,000	13,193
Newell Brands Inc.	485,000	12,508
Central European Media Enterprises Ltd., Class A2	2,971,800	12,333
Tiffany & Co.	90,000	11,844
Eclat Textile Co., Ltd.	939,840	11,174
POLYTEC Holding AG, non-registered shares	763,618	10,897
PT Surya Citra Media Tbk	73,600,000	10,580
Mulberry Group PLC	953,963	9,128
William Hill PLC	2,253,000	9,021
BNN Technology PLC[1,2,5,6]	19,007,000	7,586
DO & CO AG, non-registered shares	106,706	6,330
Dustin Group AB	598,491	5,392
Talwalkars Lifestyles Ltd.[1,2]	2,389,000	5,256
DFS Furniture PLC	1,805,000	4,895
Minor International PCL, nonvoting depositary receipt	2,155,500	2,115
Talwalkars Better Value Fitness Ltd.[1]	2,389,000	1,703
China Zenix Auto International Ltd. (ADR)[2]	2,152,000	1,399
Zinc Media Group PLC[2]	343,900	3
		7,038,405
Health care 16.05%
Molina Healthcare, Inc.[1,2]	4,288,187	419,985
Bluebird Bio, Inc.[2]	2,106,520	330,618
Insulet Corp.[1,2]	3,696,897	316,824
GW Pharmaceuticals PLC (ADR)[1,2]	2,250,346	314,013
WuXi Biologics (Cayman) Inc.[2]	21,654,231	241,090
Madrigal Pharmaceuticals, Inc.[1,2]	789,647	220,856
Integra LifeSciences Holdings Corp.[2]	2,822,010	181,766
Centene Corp.[2]	1,459,439	179,818
Diplomat Pharmacy, Inc.[1,2]	5,930,624	151,587
DexCom, Inc.[2]	1,503,000	142,755
Ultragenyx Pharmaceutical Inc.[2]	1,775,970	136,519
iRhythm Technologies, Inc.[1,2]	1,631,200	132,339
CONMED Corp.[1]	1,804,606	132,097
WellCare Health Plans, Inc.[2]	513,000	126,321
China Biologic Products Holdings, Inc.[2]	1,249,600	124,123
Haemonetics Corp.[2]	1,378,500	123,624
Dechra Pharmaceuticals PLC	3,260,018	119,693
athenahealth, Inc.[2]	724,000	115,217
Glaukos Corp.[1,2]	2,792,481	113,486
Sysmex Corp.	1,204,758	112,516
Fisher & Paykel Healthcare Corp. Ltd.	10,691,580	107,825
Wright Medical Group NV2	4,063,557	105,490
Fleury SA, ordinary nominative	14,407,000	98,320
Nakanishi Inc.	4,172,700	94,787
PRA Health Sciences, Inc.[2]	943,200	88,057
SMALLCAP World Fund — Page 3 of 23

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Evolent Health, Inc., Class A1,2	4,142,000	$87,189
Adaptimmune Therapeutics PLC (ADR)[1,2]	7,186,700	85,306
Illumina, Inc.[2]	280,200	78,257
Editas Medicine, Inc.[2]	2,184,000	78,253
Flexion Therapeutics, Inc.[1,2]	2,872,000	74,241
Galapagos NV2	803,989	74,117
Vitrolife AB	5,002,795	73,326
ImmunoGen, Inc.[2]	7,433,000	72,323
Notre Dame Intermedica Participacoes SA2	12,926,429	72,040
Natera, Inc.[1,2]	3,719,470	70,000
Tabula Rasa HealthCare, Inc.[1,2]	1,060,488	67,691
Neurocrine Biosciences, Inc.[2]	658,000	64,642
NuVasive, Inc.[2]	1,166,000	60,772
CryoLife, Inc.[1,2]	2,157,251	60,079
Sartorius AG, non-registered shares, nonvoting preferred	395,000	59,090
Ambu AS, Class B, non-registered shares	1,705,000	57,511
Hikma Pharmaceuticals PLC	2,841,100	56,281
Encompass Health Corp.	801,400	54,271
Exact Sciences Corp.[2]	890,000	53,213
Osstem Implant Co., Ltd.[1,2]	1,142,821	52,193
BioMarin Pharmaceutical Inc.[2]	531,500	50,067
NuCana PLC (ADR)[1,2]	2,542,628	48,310
Teladoc, Inc.[2]	825,000	47,891
Genomma Lab Internacional, SAB de CV, Series B1,2	55,153,000	46,071
G1 Therapeutics, Inc.[2]	1,013,000	44,025
Incyte Corp.[2]	640,000	42,880
Revance Therapeutics, Inc.[2]	1,435,000	39,391
Ironwood Pharmaceuticals, Inc., Class A2	2,030,000	38,814
CellaVision AB, non-registered shares[1]	1,908,123	38,134
Teleflex Inc.	141,000	37,818
Penumbra, Inc.[2]	265,244	36,643
Agios Pharmaceuticals, Inc.[2]	420,000	35,377
QIAGEN NV2	932,871	33,990
Abcam PLC	1,900,000	33,450
Pacific Biosciences of California, Inc.[1,2]	9,377,456	33,290
Eurofins Scientific SE, non-registered shares	59,500	33,102
MorphoSys AG, non-registered shares[2]	266,000	32,617
Divi’s Laboratories Ltd.	2,124,952	32,212
Hologic, Inc.[2]	800,000	31,800
Capio AB	6,542,608	31,337
Clovis Oncology, Inc.[2]	652,000	29,646
Spark Therapeutics, Inc.[2]	346,020	28,637
AnaptysBio, Inc.[2]	387,000	27,493
Valeant Pharmaceuticals International, Inc.[2]	1,100,000	25,564
Genmab A/S2	165,000	25,469
Gerresheimer AG, non-registered shares	310,000	25,160
TESARO, Inc.[2]	521,000	23,169
Krka, dd, Novo mesto	335,262	22,630
Ascom Holding AG	1,180,743	21,462
Grifols, SA, Class B (ADR)	616,400	13,253
Grifols, SA, Class A, non-registered shares	270,000	8,128
Acerta Pharma BV2,3,5,6	195,556,815	21,042
Intercept Pharmaceuticals, Inc.[2]	213,137	17,884
ACADIA Pharmaceuticals Inc.[2]	1,057,000	16,140
Alnylam Pharmaceuticals, Inc.[2]	137,700	13,562
SMALLCAP World Fund — Page 4 of 23

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Xenon Pharmaceuticals Inc.[1,2]	1,429,000	$13,147
Mesoblast Ltd.[2]	11,435,497	12,525
Mesoblast Ltd. (ADR)[2]	80,000	440
Nevro Corp.[2]	160,000	12,776
Galenica AG	211,000	11,229
Neovasc Inc.[1,2]	134,659,273	5,764
Neovasc Inc. (CAD denominated)[1,2]	6,294,667	263
NantKwest, Inc.[2]	1,887,290	5,775
		6,728,898
Information technology 15.08%
RingCentral, Inc., Class A2	4,520,000	317,982
Paycom Software, Inc.[2]	2,477,734	244,874
AAC Technologies Holdings Inc.	15,314,500	215,694
DocuSign, Inc.[2]	2,704,684	143,213
DocuSign, Inc.[2,4,5]	1,370,654	66,770
Square, Inc., Class A2	3,284,830	202,477
Qorvo, Inc.[2]	1,947,204	156,107
Yext, Inc.[1,2]	7,203,554	139,317
MINDBODY, Inc., Class A2	3,568,000	137,725
Zebra Technologies Corp., Class A2	949,300	135,987
Bottomline Technologies (de), Inc.[1,2]	2,717,951	135,436
Talend SA (ADR)[1,2]	2,164,055	134,777
Vanguard International Semiconductor Corp.	56,908,575	130,286
Alarm.Com Holdings, Inc.[1,2]	3,224,000	130,185
EPAM Systems, Inc.[2]	1,020,994	126,940
Mellanox Technologies, Ltd.[2]	1,484,000	125,101
Halma PLC	6,749,967	122,043
Douzone Bizon Co., Ltd.[1]	2,049,408	114,009
WiseTech Global Ltd.	9,204,000	106,667
Wix.com Ltd.[2]	1,036,000	103,911
VTech Holdings Ltd.	7,858,500	90,699
Acacia Communications, Inc.[1,2]	2,585,240	89,992
InterXion Holding NV, non-registered shares[2]	1,440,000	89,885
ZPG PLC	13,728,447	88,525
SPS Commerce, Inc.[1,2]	1,159,000	85,163
Viavi Solutions Inc.[2]	8,272,403	84,709
Inphi Corp.[1,2]	2,532,699	82,591
Hamamatsu Photonics KK	1,916,930	82,415
Coupa Software Inc.[2]	1,299,000	80,850
Lumentum Holdings Inc.[2]	1,352,100	78,287
eMemory Technology Inc.[1,2]	6,146,000	77,005
MongoDB, Inc., Class A2	1,545,188	76,688
Topcon Corp.	4,387,510	75,295
Takeaway.com NV2	1,090,000	72,810
MercadoLibre, Inc.	238,100	71,175
Quotient Technology Inc.[1,2]	5,311,667	69,583
Cree, Inc.[2]	1,661,914	69,086
CDW Corp.	850,000	68,672
Endurance International Group Holdings, Inc.[2]	6,817,577	67,835
Alteryx, Inc., Class A2	1,720,433	65,652
WIN Semiconductors Corp.	9,049,358	65,150
SimCorp AS	761,500	61,708
TravelSky Technology Ltd., Class H2	19,960,000	58,133
Smartsheet Inc., Class A2	2,156,403	56,002
SMALLCAP World Fund — Page 5 of 23

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Carel Industries S.P.A.[1,2]	5,791,851	$55,388
Yandex NV, Class A2	1,530,000	54,927
SUNeVision Holdings Ltd.	89,854,000	53,255
Versum Materials, Inc.	1,429,190	53,094
Moneysupermarket.com Group PLC	12,483,000	51,878
Integrated Device Technology, Inc.[2]	1,588,000	50,625
Nemetschek SE	414,300	49,882
Dolby Laboratories, Inc., Class A	800,000	49,352
Globant SA2	866,728	49,221
Autodesk, Inc.[2]	360,000	47,192
Bechtle AG, non-registered shares	603,000	46,547
CANCOM SE, non-registered shares	425,000	43,428
Siltronic AG	294,000	42,075
Verint Systems Inc.[2]	923,000	40,935
Temenos AG	270,000	40,897
Bravura Solutions Ltd.[1]	17,125,000	40,681
X-FAB Silicon Foundries SE2	3,766,519	38,091
Cognex Corp.	800,000	35,688
ASM Pacific Technology Ltd.	2,821,800	35,679
Cypress Semiconductor Corp.	2,200,000	34,276
Money Forward, Inc.[2]	692,452	34,274
Silicon Laboratories Inc.[2]	341,000	33,964
Finisar Corp.[2]	1,813,000	32,634
AIXTRON SE2	2,434,518	31,558
Zillow Group, Inc., Class C, nonvoting[2]	525,000	31,007
Kingboard Chemical Holdings Ltd.	8,260,000	30,216
Okta, Inc., Class A2	581,800	29,305
Semtech Corp.[2]	620,000	29,171
Trimble Inc.[2]	840,000	27,586
Mitel Networks Corp.[2]	2,500,000	27,425
Avalara, Inc.[2]	500,000	26,685
BlackLine, Inc.[2]	595,000	25,841
COLOPL, Inc.	3,502,500	23,726
WANdisco PLC[2]	1,574,579	23,170
Megaport Ltd.[1,2]	7,476,000	21,854
RIB Software SE	927,000	21,543
MACOM Technology Solutions Holdings, Inc.[2]	925,000	21,312
II-VI, Inc.[2]	440,000	19,118
Datalex PLC[1,2]	6,106,000	18,825
Ultimate Software Group, Inc.[2]	55,700	14,332
TOTVS SA, ordinary nominative	2,000,000	14,036
YY Inc., Class A (ADR)[2]	134,000	13,463
GoldMoney Inc.[1,2]	4,931,100	10,878
Gogo Inc.[2]	2,220,000	10,789
Matrimony.com Ltd.[2]	798,621	8,584
Veeco Instruments Inc.[2]	600,000	8,550
Nissha Co., Ltd.	335,000	6,917
iEnergizer Ltd.[2]	7,650,500	6,563
AGTech Holdings Ltd.[2]	55,220,000	5,631
Domo, Inc., Class B2,5	197,669	4,911
		6,324,390
SMALLCAP World Fund — Page 6 of 23

unaudited
Common stocks Industrials 12.74%	Shares	Value (000)
MonotaRO Co., Ltd.	4,374,300	$193,597
Kirby Corp.[2]	2,195,000	183,502
NIBE Industrier AB, Class B	15,873,571	170,384
Rexnord Corp.[2]	4,430,000	128,736
TechnoPro Holdings, Inc.[1]	2,068,000	127,201
Spirax-Sarco Engineering PLC	1,471,000	126,576
Bravida Holding AB1	15,895,198	126,267
Wizz Air Holdings PLC[2]	2,630,000	124,954
Nihon M&A Center Inc.	4,271,180	124,029
IDEX Corp.	875,000	119,420
Aalberts Industries NV, non-registered shares	2,461,000	117,890
IMCD NV	1,740,000	116,838
Nolato AB, Class B	1,418,188	114,478
Advanced Disposal Services, Inc.[1,2]	4,602,002	114,038
Loomis AB, Class B	3,239,042	112,612
King Slide Works Co., Ltd.[1]	7,623,765	107,648
Watsco, Inc.	560,000	99,837
Continental Building Products, Inc.[1,2]	3,080,700	97,196
Kratos Defense & Security Solutions, Inc.[1,2]	8,262,000	95,096
BELIMO Holding AG	21,330	92,833
Lifco AB, Class B	2,394,000	85,264
NORMA Group SE, non-registered shares	1,194,339	81,942
Rockwool International A/S, Class B	188,600	73,667
Johnson Electric Holdings Ltd.	24,720,875	71,999
Curtiss-Wright Corp.	602,334	71,690
XP Power Ltd.[1]	1,488,000	69,322
Grupo Aeroportuario del Pacífico SAB de CV	7,227,429	66,920
TransDigm Group Inc.	190,000	65,577
Rheinmetall AG	591,000	65,262
Axon Enterprise, Inc.[2]	1,015,000	64,128
Grafton Group PLC, units	6,031,000	63,357
Waste Connections, Inc.	840,000	63,235
Air Lease Corp., Class A	1,493,000	62,661
Fluidra, SA, non-registered shares	3,894,063	62,392
Graco Inc.	1,374,000	62,132
Havells India Ltd.[2]	7,671,266	60,836
Masco Corp.	1,625,000	60,807
Oshkosh Corp.	860,000	60,475
Matson, Inc.	1,503,000	57,685
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	2,164,434	56,012
Barrett Business Services, Inc.[1]	580,000	56,011
Boyd Group Income Fund	625,482	55,766
Tsubaki Nakashima Co., Ltd.[1]	2,307,800	54,425
Generac Holdings Inc.[2]	1,019,500	52,739
GIMA TT SpA	3,187,048	52,441
Spirit Airlines, Inc.[2]	1,382,000	50,236
Nabtesco Corp.	1,626,861	50,107
Fujitec Co., Ltd.	3,916,000	48,280
CKD Corp.	2,710,200	44,601
Nexans SA	1,249,000	43,072
Stabilus SA, non-registered shares	470,657	42,349
Allegiant Travel Co.	301,071	41,834
VARTA AG, non-registered shares[2]	1,526,582	41,395
CoStar Group, Inc.[2]	100,000	41,263
Meggitt PLC	6,103,934	39,739
SMALLCAP World Fund — Page 7 of 23

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Befesa SA	725,000	$39,031
Kingspan Group PLC	724,000	36,254
Harmonic Drive Systems Inc.	844,100	35,757
Avon Rubber PLC[1]	1,790,292	33,787
ABM Industries Inc.	1,150,000	33,557
American Airlines Group Inc.	872,000	33,101
Amara Raja Batteries Ltd.	3,118,756	33,054
Guangzhou Baiyun International Airport Co. Ltd., Class A	16,519,892	32,639
Takeuchi Mfg. Co., Ltd.	1,523,000	32,079
Coor Service Management Holding AB	4,464,000	31,200
BWX Technologies, Inc.	487,233	30,364
USG Corp.[2]	689,912	29,749
LT Group, Inc.	76,014,300	25,752
Kornit Digital Ltd.[2]	1,400,000	24,920
Flughafen Zürich AG	119,000	24,322
Europcar Groupe SA	2,131,000	22,235
KeyW Holding Corp.[1,2]	2,536,400	22,168
Indutrade AB	914,000	21,838
Elementia, SAB de CV2	30,834,800	20,898
Teleperformance SE	116,247	20,539
Carborundum Universal Ltd.	4,365,000	20,189
Alfen NV1,2	1,275,000	19,803
Embraer SA, ordinary nominative	3,085,000	19,310
R.R. Donnelley & Sons Co.	2,891,489	16,655
AKR Corporindo Tbk PT	54,603,300	16,385
Bossard Holding AG	85,062	15,830
PayPoint PLC	1,220,000	15,054
Avis Budget Group, Inc.[2]	462,000	15,015
J. Kumar Infraprojects Ltd.[1]	4,450,500	14,823
BMC Stock Holdings, Inc.[2]	579,222	12,077
Talgo SA, non-registered shares[2]	1,862,177	11,178
va-Q-tec AG1,2	784,000	10,483
Sweco AB, Class B, non-registered shares	425,000	10,021
Troax Group AB	275,000	8,858
Briggs & Stratton Corp.	500,000	8,805
International Container Terminal Services, Inc.	5,250,000	7,604
Alliance Global Group, Inc.[2]	27,204,100	5,923
		5,344,010
Financials 10.93%
Kotak Mahindra Bank Ltd.	18,292,040	358,539
Webster Financial Corp.	3,253,500	207,248
SVB Financial Group[2]	652,500	188,416
Essent Group Ltd.[1,2]	5,077,535	181,877
CenterState Bank Corp.[1]	6,069,250	180,985
Bajaj Finance Ltd.	5,237,160	175,529
Texas Capital Bancshares, Inc.[2]	1,455,331	133,163
MarketAxess Holdings Inc.	660,000	130,588
Radian Group Inc.	7,318,000	118,698
VZ Holding AG	375,100	118,178
First Republic Bank	1,141,825	110,517
RenaissanceRe Holdings Ltd.	883,000	106,243
M&A Capital Partners Co., Ltd.[1,2]	1,146,300	102,397
Trupanion, Inc.[1,2]	2,640,200	101,912
Ares Management, LP, restricted-voting shares	4,855,975	100,519
SMALLCAP World Fund — Page 8 of 23

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Cannae Holdings, Inc.[1,2]	4,895,000	$90,802
FCB Financial Holdings, Inc., Class A2	1,476,000	86,789
Umpqua Holdings Corp.	3,785,500	85,514
NMI Holdings, Inc.[1,2]	5,036,127	82,089
Capitec Bank Holdings Ltd.	1,291,983	81,753
Unione di Banche Italiane SPA	20,743,000	79,744
Third Point Reinsurance Ltd.[1,2]	6,147,821	76,848
GRUH Finance Ltd.	17,120,000	75,999
Chemical Financial Corp.	1,332,450	74,177
Avanza Bank Holding AB	1,392,768	71,530
Close Brothers Group PLC	3,630,476	71,199
Great Western Bancorp, Inc.	1,670,240	70,133
Metro Bank PLC[2]	1,496,528	63,912
Eagle Bancorp, Inc.[2]	981,000	60,135
City Union Bank Ltd.	21,957,338	59,192
EFG International AG	6,785,929	50,982
Cholamandalam Investment and Finance Co., Ltd.	2,298,000	50,733
The Bank of N.T. Butterfield & Son Ltd.	1,065,000	48,692
White Mountains Insurance Group, Ltd.	51,800	46,962
MGIC Investment Corp.[2]	4,009,039	42,977
TPG Pace Energy Holdings Corp., Class A1,2,4,5	4,000,000	42,610
Shriram Transport Finance Co. Ltd.	2,245,000	42,578
Redwood Trust, Inc. REIT	2,562,000	42,196
Moelis & Co., Class A	719,000	42,169
Netwealth Group Ltd.[2]	6,845,000	41,640
Financial Engines, Inc.	855,000	38,390
Janus Henderson Group PLC	1,200,041	36,877
Waddell & Reed Financial, Inc., class A	1,850,000	33,245
Greenhill & Co., Inc.	1,169,700	33,219
Legg Mason Partners Equity Fund	915,285	31,788
Bharat Financial Inclusion Ltd.[2]	1,865,000	31,480
Boston Private Financial Holdings, Inc.	1,978,177	31,453
Numis Corp. PLC[1]	5,663,282	30,943
Eurobank Ergasias SA2	29,592,819	30,930
GT Capital Holdings, Inc.	1,802,555	30,736
Uzabase, Inc.[2]	991,000	29,314
Mercury General Corp.	600,000	27,336
HUB24 Ltd.[2]	3,017,000	25,788
Artisan Partners Asset Management Inc., Class A	705,000	21,256
Signature Bank[2]	157,800	20,179
Deutsche Pfandbriefbank AG, non-registered shares	1,411,068	19,791
Health Insurance Innovations, Inc., Class A2	597,000	19,313
Republic First Bancorp, Inc.[2]	2,288,337	17,963
PacWest Bancorp	354,149	17,502
Moscow Exchange MICEX-RTS PJSC	9,271,525	16,030
Permanent TSB Group Holdings PLC[2]	6,457,000	15,081
ICRA Ltd.	291,264	13,989
First Hawaiian, Inc.	456,500	13,248
Inversiones La Construcción SA	790,000	12,580
PSG Group Ltd.	756,875	11,929
Bank of Ireland Group PLC	1,515,227	11,829
Sprott Inc.	5,000,000	11,562
Bank of Hawaii Corp.	137,443	11,465
Cowen Inc., Class A2	640,000	8,864
National Bank of Pakistan[2]	18,295,000	7,136
SMALLCAP World Fund — Page 9 of 23

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Habib Bank Ltd.	5,000,000	$6,852
Pzena Investment Management, Inc.	738,251	6,799
Bank of Cyprus Holdings PLC[2]	2,128,279	5,940
Grupo Supervielle SA, Class B (ADR)	549,774	5,817
		4,582,788
Consumer staples 4.63%
Emmi AG1	289,300	246,853
Ariake Japan Co., Ltd.	1,607,000	138,471
Raia Drogasil SA, ordinary nominative	7,866,992	134,779
Morinaga & Co., Ltd.	2,575,900	123,543
a2 Milk Co. Ltd.[2]	14,553,000	113,300
Lion Corp.	4,761,000	87,295
Milbon Co., Ltd.[1]	1,742,200	78,129
Varun Beverages Ltd.	6,884,988	75,728
Dis-Chem Pharmacies Ltd.	36,164,600	68,994
Sugi Holdings Co., Ltd.	1,142,000	66,118
Simply Good Foods Co., Class A1,2	4,420,000	63,825
COSMOS Pharmaceutical Corp.	313,153	63,584
Treasury Wine Estates Ltd.	4,840,000	62,288
Chongqing Fuling Zhacai Group Co., Ltd., Class A	12,481,952	48,381
GRUMA, SAB de CV, Series B	3,537,000	43,259
Davide Campari-Milano SpA	5,200,000	42,781
CCL Products (India) Ltd.[1]	10,642,173	41,961
Century Pacific Food, Inc.	133,438,000	40,006
Pinnacle Foods Inc.	565,000	36,759
Fresh Del Monte Produce Inc.	755,000	33,635
CLIO Cosmetics Co., Ltd.[1]	1,268,099	32,371
PriceSmart, Inc.	307,000	27,783
Greencore Group PLC	9,815,000	24,080
Philip Morris CR AS	32,000	21,994
Kernel Holding SA	1,642,578	20,852
Stock Spirits Group PLC	6,404,674	19,272
Lenta Ltd. (GDR)[2]	2,922,000	16,100
Lenta Ltd. (GDR)[2,4]	530,900	2,925
Emperador Inc.	135,870,000	18,814
BGFretail Co., Ltd.	104,511	18,286
Avenue Supermarts Ltd.[2]	834,000	18,081
Farmer Bros. Co.[2]	550,000	16,803
KWS Saat SE, non-registered shares	46,500	16,508
e.l.f. Beauty, Inc.[2]	1,047,784	15,968
Coca-Cola Icecek AS, Class C	1,903,000	14,051
Prataap Snacks Ltd. (dba Yellow Diamond)[2]	786,300	13,008
R.E.A. Holdings PLC[1,2]	2,162,000	9,787
Delfi Ltd.	9,182,500	8,424
Nomad Foods Ltd.[2]	400,000	7,676
Hyundai Department Store Co., Ltd.	68,000	7,047
		1,939,519
Materials 3.85%
Allegheny Technologies Inc.[2]	4,648,500	116,770
Sirius Minerals PLC[1,2]	247,367,560	107,994
James Hardie Industries PLC (CDI)	6,355,000	106,664
Lundin Mining Corp.	16,616,000	92,392
Stella-Jones Inc.	2,128,500	77,537
SMALLCAP World Fund — Page 10 of 23

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Royal Gold, Inc.	784,000	$72,787
Valvoline Inc.	3,301,382	71,211
Scapa Group PLC[1]	12,183,326	69,911
Hudbay Minerals Inc.	12,352,537	68,873
Chr. Hansen Holding A/S	622,000	57,462
PolyOne Corp.	1,209,000	52,253
CCL Industries Inc., Class B, nonvoting	1,000,000	49,024
Dalmia Bharat Ltd.	1,302,682	43,351
Buzzi Unicem SPA	1,603,058	39,294
ACC Ltd.	1,918,000	37,509
Boral Ltd.	6,965,000	33,659
Navin Fluorine International Ltd.[1]	3,202,000	29,450
Wienerberger AG	1,156,000	28,862
Fufeng Group Ltd.	61,044,000	27,466
Mayr-Melnhof Karton AG, non-registered shares	198,472	26,793
Croda International PLC	407,448	25,822
KOLON Industries, Inc.	382,500	23,201
Mayur Uniquoters Ltd.[1]	3,660,000	22,433
Nevada Copper Corp.[1,2]	48,480,000	22,126
Ingevity Corp.[2]	272,000	21,994
OCI NV2	804,000	21,717
Arkema SA	182,500	21,611
Kenmare Resources PLC[1,2]	7,124,863	20,969
Steel Dynamics, Inc.	443,700	20,388
Symrise AG	227,500	19,952
CPMC Holdings Ltd.	31,700,000	19,596
Mountain Province Diamonds Inc.[2]	7,458,267	18,722
Indorama Ventures PCL, foreign registered	10,114,000	16,714
LANXESS AG	213,040	16,619
Venator Materials PLC[2]	1,010,000	16,524
Century Aluminum Co.[2]	1,025,000	16,144
Clearwater Paper Corp.[2]	692,904	16,006
BlueJay Mining PLC[1,2]	45,009,091	12,890
Excelsior Mining Corp.[1,2]	12,868,000	11,746
Hummingbird Resources PLC[1,2]	27,459,300	11,053
Wacker Chemie AG	73,500	9,626
Bacanora Lithium PLC[1,2]	8,573,925	8,826
Danakali Ltd.[1,2]	16,700,000	8,342
Essentra PLC	219,980	1,395
Rusoro Mining Ltd.[2]	21,437,000	1,223
		1,614,901
Energy 3.01%
Diamondback Energy, Inc.	947,000	124,597
Centennial Resource Development, Inc., Class A2,4	6,267,761	113,196
Centennial Resource Development, Inc., Class A2	262,782	4,746
Whitecap Resources Inc.	15,227,954	103,207
SM Energy Co.	3,439,000	88,348
Kosmos Energy Ltd.[2]	9,253,000	76,522
Petronet LNG Ltd.	22,920,000	73,328
Extraction Oil & Gas, Inc.[2]	4,745,000	69,704
WorleyParsons Ltd.	4,798,172	62,070
Parsley Energy, Inc., Class A2	1,707,200	51,694
Nine Energy Service, Inc.[1,2]	1,362,000	45,109
Seven Generations Energy Ltd., Class A2	4,038,200	44,509
SMALLCAP World Fund — Page 11 of 23

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Hurricane Energy PLC[2]	68,881,650	$43,181
Concho Resources Inc.[2]	279,500	38,669
Peyto Exploration & Development Corp.	4,395,000	33,832
Keyera Corp.	952,400	26,500
Savannah Petroleum PLC[1,2]	65,357,000	25,143
Tullow Oil PLC[2]	7,141,173	23,090
Tidewater Midstream and Infrastructure Ltd.[1]	24,334,000	22,952
Venture Global LNG, Inc., Series C2,3,4,5,6	4,240	21,476
FAR Ltd.[2]	247,900,000	19,263
RSP Permian, Inc.[2]	400,000	17,608
Gulf Keystone Petroleum Ltd.[2]	5,027,150	16,587
Weatherford International PLC[2]	4,940,000	16,253
Golar LNG Ltd.	473,900	13,961
Ophir Energy PLC[2]	20,517,000	13,674
Independence Contract Drilling, Inc.[1,2]	2,908,057	11,981
San Leon Energy PLC[1,2]	32,348,000	10,886
Lekoil Ltd. (CDI)[1,2]	42,922,391	10,196
Source Energy Services Ltd.[2]	2,634,800	9,961
Tourmaline Oil Corp.	410,000	7,326
PetroTal Corp.[1]	34,775,000	7,142
Providence Resources PLC[1,2]	35,235,000	5,173
BNK Petroleum Inc.[1,2]	12,804,914	5,162
Amerisur Resources PLC[2]	25,204,200	4,923
		1,261,969
Real estate 1.44%
MGM Growth Properties LLC REIT, Class A1	4,196,487	127,825
WHA Corp. PCL[1]	1,145,170,900	126,512
Purplebricks Group PLC[1,2]	19,980,429	85,753
Hibernia REIT PLC REIT	27,060,000	47,401
KKR Real Estate Finance Trust Inc. REIT	2,118,600	41,906
Inmobiliaria Colonial Socimi SA REIT	2,808,000	31,037
Gaming and Leisure Properties, Inc. REIT	800,000	28,640
Mahindra Lifespace Developers Ltd.[1]	2,696,725	21,996
K. Wah International Holdings Ltd.	33,743,028	19,440
OUTFRONT Media Inc. REIT	860,153	16,730
BR Properties SA, ordinary nominative	6,352,700	14,916
Fibra Uno Administración, SA de CV REIT	8,860,744	12,867
São Carlos Empreendimentos e Participações S.A	1,270,300	10,160
Prologis Property Mexico, SA de CV REIT	5,043,902	9,303
Soundwill Holdings Ltd.	3,413,500	5,639
Morguard Corp.	23,400	2,979
		603,104
Telecommunication services 0.76%
Iridium Communications Inc.[1,2]	7,666,388	123,429
Iridium Communications Inc.[1,2,4]	636,132	10,242
HKBN Ltd.	36,225,500	55,777
Play Communications SA, non-registered shares	4,597,812	31,424
Cogent Communications Holdings, Inc.	565,000	30,171
TalkTalk Telecom Group PLC	16,088,205	22,294
Com Hem Holding AB	834,000	13,557
Zegona Communications PLC[1]	7,911,786	12,321
SMALLCAP World Fund — Page 12 of 23

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
Tower Bersama Infrastructure Tbk PT	33,000,000	$11,491
Indosat Tbk PT	38,200,000	8,477
		319,183
Utilities 0.60%
ENN Energy Holdings Ltd.	12,061,000	118,602
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	25,626,725	71,825
Northland Power Inc.	1,100,000	20,525
Pampa Energía SA (ADR)[2]	456,400	16,326
EDP - Energias do Brasil SA	3,002,200	10,744
Energy World Corp. Ltd.[2]	50,444,852	6,346
Mytrah Energy Ltd.[1,2,5,6]	10,418,000	5,568
		249,936
Miscellaneous 4.87%
Other common stocks in initial period of acquisition		2,043,342
Total common stocks (cost: $25,436,374,000)		38,050,445
Preferred securities 0.10% Consumer discretionary 0.10%
Made.Com Design Ltd., Series C-4, preferred shares[2,3,5,6]	2,067,967	39,593
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%[1]	96,000	134
Total preferred securities (cost: $41,513,000)		39,727
Rights & warrants 0.00% Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 2033[2,3,5,6]	1,163,990	977
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[2,5]	21,698,000	415
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[1,2,5]	2,829,037	—
Total rights & warrants (cost: $0)		1,392
Convertible stocks 0.29% Health care 0.23%
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred[3,5,6]	3,044,139	48,097
Allakos Inc., Series B, 8.00% noncumulative[1,3,5,6]	2,522,736	20,000
Rubius Therapeutics, Inc., Series C, convertible preferred[3,5,6]	1,172,792	15,000
Cortexyme, Inc., Series B, 8.0%, non-cumulative convertible preferred[3,5,6]	4,244,602	15,000
		98,097
SMALLCAP World Fund — Page 13 of 23

unaudited
Convertible stocks Information technology 0.06%	Shares	Value (000)
RealSelf, Inc., Series C, convertible preferred[3,5,6]	3,468,862	$19,000
Foursquare Labs, Inc., Series D, convertible preferred[3,5,6]	1,551,988	6,225
		25,225
Total convertible stocks (cost: $129,000,000)		123,322
Convertible bonds 0.05% Consumer discretionary 0.05%	Principal amount (000)
Caesars Entertainment Corp., convertible notes, 5.00% 2024	$11,061	18,946
Total convertible bonds (cost: $21,243,000)		18,946
Bonds, notes & other debt instruments 0.06% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%
U.S. Treasury 0.875% 2018	25,000	24,991
Total U.S. Treasury bonds & notes		24,991
Total bonds, notes & other debt instruments (cost: $24,993,000)		24,991
Short-term securities 8.73%
3M Co. 1.88% due 7/5/2018[4]	15,000	14,995
American Honda Finance Corp. 2.15% due 8/6/2018	59,000	58,873
Apple Inc. 1.93%–2.00% due 7/25/2018–8/14/2018[4]	116,000	115,760
Bank of Montreal 0.00%–2.26% due 8/23/2018–9/5/2018	60,000	59,881
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.24%–2.32% due 7/20/2018–9/21/2018	112,600	112,266
BASF SE 1.97%–2.04% due 7/9/2018–8/6/2018[4]	100,000	99,867
BNP Paribas, New York Branch 2.22% due 9/10/2018	75,000	74,671
Canadian Imperial Bank of Commerce 2.16% due 7/16/2018[4]	102,300	102,209
Chevron Corp. 1.93%–2.00% due 7/27/2018–8/13/2018[4]	90,000	89,831
CPPIB Capital Inc. 1.95% due 7/11/2018–7/25/2018	75,000	74,932
Essilor International 1.90%–1.95% due 7/2/2018–7/13/2018[4]	90,000	89,956
ExxonMobil Corp. 1.93% due 7/3/2018	100,000	99,979
Fairway Finance Corp. 2.24%–2.27% due 8/2/2018–9/6/2018[4]	50,000	49,856
Federal Home Loan Bank 1.70%–1.92% due 7/6/2018–9/10/2018	541,500	540,614
Freddie Mac 1.89% due 8/20/2018	30,000	29,926
Gotham Funding Corp. 1.97% due 7/11/2018[4]	25,000	24,983
Honeywell International Inc. 1.88% due 7/6/2018–7/11/2018[4]	75,000	74,959
IBM Credit LLC 2.09% due 8/14/2018[4]	75,000	74,807
KfW 2.15% due 8/3/2018[4]	50,000	49,909
Liberty Street Funding Corp. 2.31% due 7/18/2018[4]	57,200	57,139
Merck & Co. Inc. 1.88% due 7/11/2018[4]	25,000	24,984
Mitsubishi UFJ Trust and Banking Corp. 2.00% due 8/1/2018[4]	25,000	24,953
Mizuho Bank, Ltd. 2.23%–2.24% due 8/16/2018–8/22/2018[4]	100,000	99,708
National Australia Bank Ltd. 2.18%–2.22% due 8/20/2018–9/20/2018[4]	150,000	149,335
National Rural Utilities Cooperative Finance Corp. 1.90% due 7/3/2018	25,000	24,995
Nestlé Capital Corp. 2.02% due 8/15/2018[4]	30,100	30,022
Nestlé Finance International Ltd. 2.12% due 9/14/2018	50,000	49,779
Nordea Bank AB 2.15%–2.20% due 7/23/2018–9/19/2018[4]	125,000	124,660
PepsiCo Inc. 1.83% due 7/2/2018[4]	12,500	12,498
Pfizer Inc. 2.00% due 7/17/2018[4]	50,000	49,952
Province of Alberta 2.17%–2.20% due 8/16/2018–9/4/2018[4]	75,000	74,743
SMALLCAP World Fund — Page 14 of 23

unaudited
Short-term securities	Principal amount (000)	Value (000)
Province of Ontario 1.93% due 7/10/2018	$50,000	$49,971
Québec (Province of) 1.93%–2.03% due 7/9/2018–8/3/2018[4]	150,000	149,798
Sanofi 2.25% due 9/24/2018[4]	43,850	43,615
Simon Property Group, L.P. 1.93% due 7/9/2018[4]	25,000	24,987
Sumitomo Mitsui Banking Corp. 2.10%–2.25% due 8/17/2018–8/24/2018[4]	100,000	99,696
Swedbank AB 1.85%–2.28% due 7/2/2018–8/17/2018	197,200	196,850
Toronto-Dominion Bank 1.99%–2.28% due 7/16/2018–9/19/2018[4]	150,000	149,625
U.S. Treasury Bills 1.80%–2.00% due 8/2/2018–11/23/2018	261,900	260,608
Victory Receivables Corp. 2.02% due 7/16/2018[4]	40,000	39,962
Wal-Mart Stores, Inc. 1.86%–1.87% due 7/2/2018–7/9/2018[4]	85,000	84,973
Total short-term securities (cost: $3,661,120,000)		3,661,127
Total investment securities 99.98% (cost: $29,314,243,000)		41,919,950
Other assets less liabilities 0.02%		9,898
Net assets 100.00%		$41,929,848
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2018 (000)
Purchases (000)	Sales (000)
USD26,615	CAD34,000	UBS AG	7/9/2018	$748
USD48,356	JPY5,303,225	JPMorgan Chase	7/10/2018	421
JPY5,303,225	USD47,949	Morgan Stanley	7/10/2018	(14)
USD45,211	INR3,049,338	Citibank	7/17/2018	800
INR3,049,338	USD44,446	JPMorgan Chase	7/17/2018	(35)
USD78,164	GBP58,859	Citibank	7/25/2018	390
USD38,442	GBP28,948	Citibank	7/25/2018	192
GBP58,859	USD77,640	Morgan Stanley	7/25/2018	133
GBP28,948	USD38,179	Morgan Stanley	7/25/2018	71
USD12,616	GBP9,500	Citibank	7/25/2018	63
				$2,769
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Common stocks 20.31%
Consumer discretionary 3.66%
Seria Co., Ltd.	4,334,948	1,196,903	670,448	4,861,403	$(6,566)	$(32,880)	$1,413	$233,597
At Home Group Inc.[2]	1,830,940	2,047,933	—	3,878,873	—	53,570	—	151,858
Entertainment One Ltd.	27,650,631	—	—	27,650,631	—	38,624	—	134,217
SMALLCAP World Fund — Page 15 of 23

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
MakeMyTrip Ltd., non-registered shares[2]	2,877,300	714,751	—	3,592,051	$—	$23,528	$—	$129,852
MakeMyTrip Ltd., non-registered shares[2,3]	92,000	—	—	92,000	—	681	—	3,326
Evolution Gaming Group AB	1,943,200	134,128	—	2,077,328	—	(3,018)	2,148	129,184
zooplus AG, non-registered shares[2]	500,634	60,000	—	560,634	—	9,847	—	104,753
Strayer Education, Inc.	845,750	24,225	—	869,975	—	22,020	640	98,316
Tailored Brands, Inc.	3,741,000	1,010,350	1,262,500	3,488,850	11,347	40,860	1,968	89,035
Cairn Homes PLC[2]	31,915,000	12,146,000	4,646,000	39,415,000	(1,239)	481	—	81,747
Sleep Country Canada Holdings Inc.	3,011,253	715	—	3,011,968	—	(12,471)	1,222	74,620
POYA International Co., Ltd.	6,803,267	—	—	6,803,267	—	(8,200)	2,932	73,191
Delta Corp Ltd.	—	21,407,238	—	21,407,238	—	(29,258)	—	67,816
Lands’ End, Inc.[2]	1,654,000	107,232	—	1,761,232	—	25,913	—	49,138
Taiwan Paiho Ltd.	21,611,000	—	1,050,000	20,561,000	943	(53,112)	—	43,296
Hostelworld Group PLC	7,645,662	—	—	7,645,662	—	(5,024)	1,087	31,785
Tile Shop Holdings, Inc.	—	3,158,000	—	3,158,000	—	(747)	432	24,317
BNN Technology PLC[2,5,6]	19,007,000	—	—	19,007,000	—	(972)	—	7,586
Talwalkars Lifestyles Ltd.[2]	—	2,389,000	—	2,389,000	—	3,226	—	5,256
Talwalkars Better Value Fitness Ltd.	2,389,000	—	—	2,389,000	—	(6,172)	—	1,703
Ace Hardware Indonesia Tbk PT7	850,382,300	179,367,665	173,999,965	855,750,000	307	(1,392)	1,395	—
GVC Holdings PLC[7]	19,240,894	3,695,000	7,674,200	15,261,694	21,198	26,476	3,347	—
Ted Baker PLC[7]	3,446,897	—	1,657,880	1,789,017	7,920	(25,330)	2,323	—
JINS Inc.[7]	1,381,000	—	858,500	522,500	13,043	(26,301)	—	—
Beauty Community PCL, foreign registered[7]	208,500,000	—	124,665,000	83,835,000	50,026	(44,827)	1,054	—
YOOX Net-A-Porter Group SPA[2,5,7]	6,093,000	1,104,557	7,197,557	—	138,164	(86,385)	—	—
Lions Gate Entertainment Corp., Class A7	4,243,393	355,291	1,335,487	3,263,197	(4,806)	(34,190)	688	—
Lions Gate Entertainment Corp., Class B7	3,878,393	123,414	812,487	3,189,320	(2,755)	(30,302)	628	—
								1,534,593
Health care 5.92%
Molina Healthcare, Inc.[2]	4,069,005	498,515	279,333	4,288,187	3,476	119,396	—	419,985
Insulet Corp.[2]	3,734,000	540,000	577,103	3,696,897	8,691	106,063	—	316,824
GW Pharmaceuticals PLC (ADR)[2]	1,891,400	358,946	—	2,250,346	—	78,438	—	314,013
Madrigal Pharmaceuticals, Inc.[2]	—	789,647	—	789,647	—	109,975	—	220,856
Diplomat Pharmacy, Inc.[2]	872,100	5,058,524	—	5,930,624	—	11,235	—	151,587
iRhythm Technologies, Inc.[2]	1,591,200	40,000	—	1,631,200	—	47,676	—	132,339
CONMED Corp.	1,823,000	489,606	508,000	1,804,606	99	31,584	938	132,097
Glaukos Corp.[2]	2,740,000	52,481	—	2,792,481	—	21,281	—	113,486
Evolent Health, Inc., Class A2	—	4,142,000	—	4,142,000	—	35,010	—	87,189
Adaptimmune Therapeutics PLC (ADR)[2]	6,792,700	394,000	—	7,186,700	—	24,513	—	85,306
Flexion Therapeutics, Inc.[2]	2,538,000	334,000	—	2,872,000	—	4,355	—	74,241
SMALLCAP World Fund — Page 16 of 23

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Natera, Inc.[2]	4,222,609	—	503,139	3,719,470	$(5,348)	$25,611	$—	$70,000
Tabula Rasa HealthCare, Inc.[2]	—	1,060,488	—	1,060,488	—	31,651	—	67,691
CryoLife, Inc.[2]	1,993,149	164,102	—	2,157,251	—	11,561	—	60,079
Osstem Implant Co., Ltd.[2]	1,078,621	64,200	—	1,142,821	—	(16,757)	—	52,193
NuCana PLC (ADR)[2]	1,932,728	609,900	—	2,542,628	—	(1,890)	—	48,310
Genomma Lab Internacional, SAB de CV, Series B2	67,483,000	—	12,330,000	55,153,000	(13,332)	(16,545)	—	46,071
CellaVision AB, non-registered shares	1,908,123	—	—	1,908,123	—	(2,573)	325	38,134
Pacific Biosciences of California, Inc.[2]	8,128,077	2,170,000	920,621	9,377,456	(5,954)	(6,278)	—	33,290
Xenon Pharmaceuticals Inc.[2]	1,429,000	—	—	1,429,000	—	8,931	—	13,147
Neovasc Inc.[2]	—	134,659,273	—	134,659,273	—	1,633	—	5,764
Neovasc Inc. (CAD denominated)[2]	6,294,667	—	—	6,294,667	—	(10,381)	—	263
Vitrolife AB7	1,363,579	4,035,836	396,620	5,002,795	10,359	(22,408)	413	—
Virtus Health Ltd.[7]	5,223,000	—	5,223,000	—	(9,961)	7,561	—	—
Monash IVF Group Ltd.[5,7]	18,820,000	—	18,820,000	—	(16,738)	13,694	—	—
Viralytics Ltd.[2,7]	14,000,000	1,650,000	15,650,000	—	7,878	2,240	—	—
Ascom Holding AG7	—	2,226,000	1,045,257	1,180,743	(6,953)	(7,846)	1,041	—
								2,482,865
Information technology 2.88%
Yext, Inc.[2]	—	7,203,554	—	7,203,554	—	49,320	—	139,317
Bottomline Technologies (de), Inc.[2]	—	2,717,951	—	2,717,951	—	8,608	—	135,436
Talend SA (ADR)[2]	2,164,055	—	—	2,164,055	—	46,181	—	134,777
Alarm.Com Holdings, Inc.[2]	1,910,000	1,314,000	—	3,224,000	—	(8,497)	—	130,185
Douzone Bizon Co., Ltd.	1,755,000	294,408	—	2,049,408	—	50,343	654	114,009
Acacia Communications, Inc.[2]	2,179,910	977,830	572,500	2,585,240	(6,478)	(23,394)	—	89,992
SPS Commerce, Inc.[2,8]	730,000	429,000	—	1,159,000	—	22,361	—	85,163
Inphi Corp.[2]	2,970,199	—	437,500	2,532,699	(3,246)	(18,680)	—	82,591
eMemory Technology Inc.[2]	6,146,000	—	—	6,146,000	—	(1,873)	—	77,005
Quotient Technology Inc.[2]	6,711,613	—	1,399,946	5,311,667	(2,399)	(13,823)	—	69,583
Carel Industries S.P.A.[2]	—	5,791,851	—	5,791,851	—	3,607	—	55,388
Bravura Solutions Ltd.	—	17,125,000	—	17,125,000	—	11,354	443	40,681
Megaport Ltd.[2]	—	7,476,000	—	7,476,000	—	317	—	21,854
Datalex PLC[2]	6,106,000	—	—	6,106,000	—	(8,102)	—	18,825
GoldMoney Inc.[2]	3,531,100	1,400,000	—	4,931,100	—	(7,367)	—	10,878
MagnaChip Semiconductor Corp.[2,7]	2,355,000	—	2,355,000	—	(6,396)	6,403	—	—
Globant SA2,7	1,969,510	84,630	1,187,412	866,728	30,166	(7,837)	—	—
Vanguard International Semiconductor Corp.[7]	83,546,386	4,051,000	30,688,811	56,908,575	18,926	27,555	—	—
RIB Software SE7	2,980,173	—	2,053,173	927,000	32,915	(10,311)	198	—
Paycom Software, Inc.[2,7]	3,126,716	100,000	748,982	2,477,734	25,881	41,600	—	—
WIN Semiconductors Corp.[7]	20,743,009	328,000	12,021,651	9,049,358	57,664	(13,832)	—	—
Callidus Software Inc. (USA)[2,7]	3,420,000	—	3,420,000	—	47,702	(14,528)	—	—
ZPG PLC[7]	26,498,395	—	12,769,948	13,728,447	32,121	10,295	1,297	—
Mitel Networks Corp.[2,7]	5,934,900	3,607,353	7,042,253	2,500,000	18,255	6,902	—	—
								1,205,684
SMALLCAP World Fund — Page 17 of 23

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Industrials 2.26%
TechnoPro Holdings, Inc.	1,969,000	99,000	—	2,068,000	$—	$28,899	$2,182	$127,201
Bravida Holding AB	15,730,395	164,803	—	15,895,198	—	9,869	2,916	126,267
Advanced Disposal Services, Inc.[2]	—	4,602,002	—	4,602,002	—	7,521	—	114,038
King Slide Works Co., Ltd.	7,623,765	—	—	7,623,765	—	3,718	—	107,648
Continental Building Products, Inc.[2]	3,330,700	—	250,000	3,080,700	2,472	16,077	—	97,196
Kratos Defense & Security Solutions, Inc.[2]	8,087,000	175,000	—	8,262,000	—	(12,661)	—	95,096
XP Power Ltd.	1,237,207	250,793	—	1,488,000	—	11,939	1,281	69,322
Barrett Business Services, Inc.	580,000	—	—	580,000	—	23,223	435	56,011
Tsubaki Nakashima Co., Ltd.	2,118,800	698,200	509,200	2,307,800	—	5,649	1,490	54,425
Avon Rubber PLC	—	1,790,292	—	1,790,292	—	(30)	—	33,787
KeyW Holding Corp.[2]	2,536,400	—	—	2,536,400	—	2,866	—	22,168
Alfen NV2	—	1,275,000	—	1,275,000	—	4,064	—	19,803
J. Kumar Infraprojects Ltd.	4,450,500	—	—	4,450,500	—	871	—	14,823
va-Q-tec AG2	542,000	242,000	—	784,000	—	(9,391)	—	10,483
R.R. Donnelley & Sons Co.[7]	3,890,358	375,000	1,373,869	2,891,489	(5,661)	(11,759)	1,686	—
								948,268
Financials 2.12%
Essent Group Ltd.[2]	5,825,535	250,000	998,000	5,077,535	(6,179)	(24,482)	—	181,877
CenterState Bank Corp.	3,748,399	2,320,851	—	6,069,250	—	16,279	1,434	180,985
M&A Capital Partners Co., Ltd.[2]	937,100	275,900	66,700	1,146,300	1,392	44,624	—	102,397
Trupanion, Inc.[2]	2,380,800	259,400	—	2,640,200	—	30,517	—	101,912
Cannae Holdings, Inc.[2]	—	4,895,000	—	4,895,000	—	6,451	—	90,802
NMI Holdings, Inc.[2]	2,553,127	2,483,000	—	5,036,127	—	13,663	—	82,089
Third Point Reinsurance Ltd.[2]	5,325,506	2,010,683	1,188,368	6,147,821	3,459	(19,352)	—	76,848
TPG Pace Energy Holdings Corp., Class A2,4,5	—	4,000,000	—	4,000,000	—	2,610	—	42,610
Numis Corp. PLC	5,663,282	—	—	5,663,282	—	9,635	914	30,943
Republic First Bancorp, Inc.[2,7,8]	2,584,000	603,000	898,663	2,288,337	(927)	(2,614)	—	—
								890,463
Consumer staples 1.13%
Emmi AG	289,300	—	—	289,300	—	57,277	3,006	246,853
Milbon Co., Ltd.	1,324,300	1,142,100	724,200	1,742,200	13,866	18,548	904	78,129
Simply Good Foods Co., Class A2	4,017,095	402,905	—	4,420,000	—	11,953	—	63,825
CCL Products (India) Ltd.	10,642,173	—	—	10,642,173	—	(8,246)	—	41,961
CLIO Cosmetics Co., Ltd.	1,166,900	101,199	—	1,268,099	—	(4,367)	109	32,371
R.E.A. Holdings PLC[2]	2,162,000	—	—	2,162,000	—	589	—	9,787
Morinaga & Co., Ltd.[7]	2,390,600	1,277,000	1,091,700	2,575,900	(16,180)	(4,007)	1,714	—
BWX Ltd.[5,7]	7,708,000	1,613,962	9,321,962	—	2,700	(5,305)	229	—
								472,926
Materials 0.78%
Sirius Minerals PLC[2]	247,367,560	—	—	247,367,560	—	23,534	—	107,994
Scapa Group PLC	12,183,326	—	—	12,183,326	—	(2,256)	—	69,911
Navin Fluorine International Ltd.	—	3,202,000	—	3,202,000	—	(10,382)	—	29,450
Mayur Uniquoters Ltd.	—	3,660,000	—	3,660,000	—	(6,298)	19	22,433
SMALLCAP World Fund — Page 18 of 23

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Nevada Copper Corp.[2]	—	48,480,000	—	48,480,000	$—	$—	$—	$22,126
Kenmare Resources PLC[2]	7,124,863	—	—	7,124,863	—	(10,275)	—	20,969
BlueJay Mining PLC[2,8]	25,800,000	19,209,091	—	45,009,091	—	634	—	12,890
Excelsior Mining Corp.[2]	—	12,868,000	—	12,868,000	—	1,748	—	11,746
Hummingbird Resources PLC[2]	27,459,300	—	—	27,459,300	—	(2,056)	—	11,053
Bacanora Lithium PLC[2]	8,573,925	—	—	8,573,925	—	(716)	—	8,826
Danakali Ltd.[2]	16,700,000	—	—	16,700,000	—	(724)	—	8,342
Hudbay Minerals Inc.[7]	5,568,237	15,160,000	8,375,700	12,352,537	(25,347)	(28,216)	143	—
Kennady Diamonds Inc.[2,7]	2,557,952	—	2,557,952	—	—	(1,248)	—	—
Clearwater Paper Corp.[2,7]	990,000	325,800	622,896	692,904	(14,091)	(17,357)	—	—
Century Aluminum Co.[2,7,8]	1,332,000	3,536,000	3,843,000	1,025,000	(15,387)	3,310	—	—
								325,740
Energy 0.34%
Nine Energy Service, Inc.[2]	—	1,623,150	261,150	1,362,000	862	12,347	—	45,109
Savannah Petroleum PLC[2]	17,844,000	47,513,000	—	65,357,000	—	(5,837)	—	25,143
Tidewater Midstream and Infrastructure Ltd.	24,334,000	—	—	24,334,000	—	(4,741)	563	22,952
Independence Contract Drilling, Inc.[2]	2,955,645	68,952	116,540	2,908,057	126	988	—	11,981
San Leon Energy PLC[2]	32,348,000	—	—	32,348,000	—	1,946	—	10,886
Lekoil Ltd. (CDI)[2]	42,922,391	—	—	42,922,391	—	277	—	10,196
PetroTal Corp.	—	34,775,000	—	34,775,000	—	642	—	7,142
Providence Resources PLC[2]	35,235,000	—	—	35,235,000	—	2,518	—	5,173
BNK Petroleum Inc.[2]	12,804,914	—	—	12,804,914	—	2,032	—	5,162
Source Energy Services Ltd.[2,7]	3,438,235	1,500,000	2,303,435	2,634,800	(6,420)	(9,299)	—	—
								143,744
Real estate 0.86%
MGM Growth Properties LLC REIT, Class A	4,148,087	48,400	—	4,196,487	—	1,059	5,330	127,825
WHA Corp. PCL	1,145,170,900	—	—	1,145,170,900	—	4,165	4,966	126,512
Purplebricks Group PLC[2]	21,151,800	302,700	1,474,071	19,980,429	(1,507)	(16,850)	—	85,753
Mahindra Lifespace Developers Ltd.	2,696,725	—	—	2,696,725	—	2,856	—	21,996
								362,086
Telecommunication services 0.35%
Iridium Communications Inc.[2]	7,206,088	1,096,432	—	7,666,388	—	48,709	—	123,429
Iridium Communications Inc.[2,4]	—	636,132	—	636,132	—	—	—	10,242
Zegona Communications PLC	12,305,654	—	4,393,868	7,911,786	1,255	(5,097)	842	12,321
								145,992
Utilities 0.01%
Mytrah Energy Ltd.[2,5,6]	10,418,000	—	—	10,418,000	—	1,412	—	5,568
Total common stocks								8,517,929
Convertible stocks 0.05%
Health care 0.05%
Allakos Inc., Series B, 8.00% noncumulative[3,5,6]	—	2,522,736	—	2,522,736	—	—	—	20,000
SMALLCAP World Fund — Page 19 of 23

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2018 (000)
Telecommunication services 0.00%
Iridium Communications Inc., Series A, convertible preferred[4,7]	60,000	—	60,000	—	$—	$(1,399)	$—	$—
Total convertible stocks								20,000
Preferred securities 0.00%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	96,000	—	—	96,000	—	(1)	12	134
Rights & warrants 0.00%
Real estate 0.00%
WHA Corp. PCL, warrants, expire 2020[2,7]	6,909,830	—	6,909,830	—	1,926	(1,958)	—	—
Health care 0.00%
Neovasc Inc., Class A, warrants, expire 2022[2,5]	—	2,829,037	—	2,829,037	—	—	—	—
Neovasc Inc., Class B, warrants, expire 2019[2,5]	—	2,829,037	2,829,037	—	—	—	—	—
Neovasc Inc., Class C, warrants, expire 2019[2,5]	—	808,489	808,489	—	—	—	—	—
								—
Energy 0.00%
Savannah Petroleum PLC, warrants, expire 2019[2,5,7]	—	21,698,000	—	21,698,000	—	415	—	415
Total rights & warrants								415
Total 20.36%					$381,269	$817,487	$56,761	$8,538,478
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,292,169,000, which represented 5.47% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $348,865,000, which represented .83% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Unaffiliated issuer at 6/30/2018.
[8]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2017; it was not publicly disclosed.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, 6.50% noncumulative convertible preferred	5/6/2014-7/23/2014	$40,000	$48,097.11%
Made.Com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	39,593.09
Venture Global LNG, Inc., Series C	5/1/2015	12,720	21,476.05
Acerta Pharma BV	5/7/2014	11,250	21,042.05
Allakos Inc., Series B, 8.00% noncumulative	11/29/2017	20,000	20,000.05
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	6,225.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	977.00
RealSelf, Inc., Series C, convertible preferred	4/18/2018	19,000	19,000.05
Cortexyme, Inc., Series B, 8.0%, non-cumulative convertible preferred	5/23/2018	15,000	15,000.04
SMALLCAP World Fund — Page 20 of 23

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rubius Therapeutics, Inc., Series C, convertible preferred	2/23/2018	$15,000	$15,000.04%
MakeMyTrip Ltd., non-registered shares	5/2/2017	3,312	3,326.01
Total private placement securities		$ 197,610	$ 209,736.50%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $337,435,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
SMALLCAP World Fund — Page 21 of 23

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2018 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$7,030,819	$—	$7,586	$7,038,405
Health care	6,707,856	—	21,042	6,728,898
Information technology	6,252,709	71,681	—	6,324,390
Industrials	5,344,010	—	—	5,344,010
Financials	4,540,178	42,610	—	4,582,788
Consumer staples	1,939,519	—	—	1,939,519
Materials	1,614,901	—	—	1,614,901
Energy	1,240,493	—	21,476	1,261,969
Real estate	603,104	—	—	603,104
Telecommunication services	319,183	—	—	319,183
Utilities	244,368	—	5,568	249,936
Miscellaneous	2,028,747	14,595	—	2,043,342
Preferred securities	134	—	39,593	39,727
Rights & warrants	—	415	977	1,392
Convertible stocks	—	—	123,322	123,322
Convertible bonds	—	18,946	—	18,946
Bonds, notes & other debt instruments	—	24,991	—	24,991
Short-term securities	—	3,661,127	—	3,661,127
Total	$37,866,021	$3,834,365	$219,564	$41,919,950

SMALLCAP World Fund — Page 22 of 23

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,818	$—	$2,818
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(49)	—	(49)
Total	$—	$2,769	$—	$2,769
*	Securities with a value of $13,922,585,000, which represented 33.20% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
JPY = Japanese yen
SDR = Swedish Depositary Receipts
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-035-0818O-S66045	SMALLCAP World Fund — Page 23 of 23

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 28, 2018